Leases - Schedule of Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Leases [Abstract]
Right-of-use assets	$ 64,357,655	$ 66,293,751
Lease liabilities – current	3,611,195	4,969,959
Lease liabilities – non-current	8,911,821	10,438,555
Total lease liabilities	$ 12,523,016	$ 15,408,514
Weighted average remaining lease term (in years)	4 years 8 months 23 days	5 years 5 months 8 days	5 years 7 months 24 days
Weighted average discount rate	5.52%	5.28%	4.69%
Cash payments for operating leases	$ 4,284,712	$ 47,136,626	$ 3,349,052
Lease liabilities arising from obtaining right-of-use assets	$ 2,787,687	$ 4,745,979	$ 3,584,020